Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013
Entity Registrant Name	CERAGON NETWORKS LTD.
Entity Central Index Key	0001119769
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer